Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021		$ 3,752,881	$ 35,223,842	$ (31,021,050)	$ 202,758	$ 8,158,431
Beginning balance, shares at Dec. 31, 2021		375,288,146
Common shares issued in connection with debt conversion		$ 87,179	537,572			624,751
Common shares issued in connection with debt conversion, shares		8,717,856
Net Income (Loss)				5,094,981	(418,378)	4,676,603
Common shares issued upon cashless exercise of warrants		$ 65,409	(65,409)
Common shares issued upon cashless exercise of warrants, shares		6,540,878
Common shares issued for cash		$ 13,000	145,820			158,820
Common shares issued for cash, shares		1,300,000
Stock compensation expense			902,141			902,141
Warrants issued in connection with note extension			2,905,316			2,905,316
Beneficial Conversion Feature on convertible debt			570,717			570,717
Warrants issued in connection with debt issuance			368,375			368,375
Contribution from shareholder for payment of liabilities			828,258			828,258
Balance at Dec. 31, 2022		$ 3,918,469	41,416,632	(25,926,069)	(215,620)	19,193,412
Ending balance, shares at Dec. 31, 2022		391,846,880
Adoption of ASU 2020-06			(521,749)	312,426		(209,323)
Common shares issued in connection with debt conversion		$ 73,370	431,559			504,929
Common shares issued in connection with debt conversion, shares		7,337,248
Warrants issued with convertible notes			328,584			328,584
Net Income (Loss)				(7,903,093)	(302,972)	(8,206,065)
Balance at Dec. 31, 2023		$ 3,991,839	$ 41,655,026	$ (33,516,736)	$ (518,592)	$ 11,611,537
Ending balance, shares at Dec. 31, 2023		399,184,128